                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6/30/2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Williams
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   215-789-6168
         -------------------------------

Signature, Place, and Date of Signing:

Deborah Williams                   Phila, PA            July 27, 2001
-------------------------------    ------------------   --------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                           --------------------

Form 13F Information Table Entry Total:                            185
                                                           --------------------

Form 13F Information Table Value Total:                     $  267,356
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   Common           000886101       69    10400 SH       SOLE                    10400
AMR Corp                       Common           001765106      862    23850 SH       SOLE                    23850
AOL Time Warner Inc            Common           00184A105     1365    25749 SH       SOLE                    25749
AT&T Corp                      Common           001957109     3577   162572 SH       SOLE                   162572
AT&T Corp Liberty Media Cl A   Common           001957208      696    39780 SH       SOLE                    39780
Abbott Laboratories            Common           002824100     1442    30042 SH       SOLE                    30042
Agilent Tech                   Common           00846U101     1047    32221 SH       SOLE                    32221
Air Products & Chemicals       Common           009158106     1529    33418 SH       SOLE                    33418
Airgas Inc                     Common           009363102      431    36200 SH       SOLE                    36200
Albertsons Inc                 Common           013104104      618    20623 SH       SOLE                    20623
Alcoa Inc.                     Common           013817101     3201    81250 SH       SOLE                    81250
Alltel Corp                    Common           020039103      549     8956 SH       SOLE                     8956
AmeriCredit Corp               Common           03060R101      675    13000 SH       SOLE                    13000
American Express               Common           025816109      549    14150 SH       SOLE                    14150
American General Corp          Common           026351106      232     4990 SH       SOLE                     4990
American Home Products         Common           026609107     3441    58563 SH       SOLE                    58563
American Intl Group            Common           026874107     2080    24463 SH       SOLE                    24463
Amgen Corp                     Common           031162100     2068    34085 SH       SOLE                    34085
Anheuser Busch Cos             Common           035229103     1046    25400 SH       SOLE                    25400
Archer Daniels Midland         Common           039483102      145    11086 SH       SOLE                    11086
Armstrong Holdings             Common           042384107       38    10700 SH       SOLE                    10700
Automatic Data Processing      Common           053015103     2884    58034 SH       SOLE                    58034
Avado Brands                   Common           05336P108      100   203800 SH       SOLE                   203800
Avaya Inc                      Common           053499109      154    11241 SH       SOLE                    11241
Avery Dennison Corp            Common           053611109     1332    26100 SH       SOLE                    26100
Avon Products Inc              Common           054303102      471    10180 SH       SOLE                    10180
BP PLC Spons ADR               Common           055622104     3512    70444 SH       SOLE                    70444


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

Bank Of New York               Common           064057102      816    17000 SH       SOLE                    17000
Bank One Corp                  Common           06423A103      684    19093 SH       SOLE                    19093
Bank of America                Common           060505104      604    10061 SH       SOLE                    10061
Baxter International           Common           071813109      232     4600 SH       SOLE                     4600
Beckman Coulter                Common           075811109     1601    39235 SH       SOLE                    39235
Becton Dickinson               Common           075887109     2008    56110 SH       SOLE                    56110
Bellsouth Corp                 Common           079860102     1189    29535 SH       SOLE                    29535
Berkshire Hathaway Cl B        Common           084670207      800      348 SH       SOLE                      348
Blackrock Invt Qual Term       Common           09247J102       91    10000 SH       SOLE                    10000
Blackrock Municipal Target Ter Common           09247M105      162    15800 SH       SOLE                    15800
Blackrock Strategic Term       Common           09247P108      361    37500 SH       SOLE                    37500
Bristol Myers Squibb           Common           110122108     4454    85153 SH       SOLE                    85153
Burlington Resources           Common           122014103      291     7310 SH       SOLE                     7310
CNF Inc.                       Common           12612W104      555    19640 SH       SOLE                    19640
CVS Corp                       Common           126650100      977    25305 SH       SOLE                    25305
Cabot Corp                     Common           127055101     1785    49565 SH       SOLE                    49565
Cabot Microelectronics         Common           12709P103      879    14180 SH       SOLE                    14180
Carpenter Technology           Common           144285103      322    11000 SH       SOLE                    11000
Caterpillar Inc                Common           149123101      245     4900 SH       SOLE                     4900
CenturyTel Inc                 Common           156700106      447    14756 SH       SOLE                    14756
Chevron Corp                   Common           166751107     2287    25271 SH       SOLE                    25271
Chubb Corp                     Common           171232101     2559    33053 SH       SOLE                    33053
Cigna Corp                     Common           125509109     1111    11594 SH       SOLE                    11594
Cisco Systems                  Common           17275R102      583    32008 SH       SOLE                    32008
Citigroup Inc                  Common           172967101     2760    52229 SH       SOLE                    52229
Coca Cola Co                   Common           191216100     1765    39213 SH       SOLE                    39213
Colgate Palmolive              Common           194162103      601    10190 SH       SOLE                    10190
Comcast Corp Cl A Special      Common           200300200     3815    87904 SH       SOLE                    87904
Commerce Bancorp NJ            Common           200519106      587     8372 SH       SOLE                     8372
Compaq Computer                Common           204493100      881    57539 SH       SOLE                    57539
ConAgra Foods Inc              Common           205887102     1326    66916 SH       SOLE                    66916
Corning Inc                    Common           219350105      766    45830 SH       SOLE                    45830
Deere & Co                     Common           244199105      778    20560 SH       SOLE                    20560


                                      2

Dentsply International         Common           249030107      710    16000 SH       SOLE                    16000
Dial Corp                      Common           25247D101      200    14000 SH       SOLE                    14000
Disney Walt Co                 Common           254687106      809    27999 SH       SOLE                    27999
E.I. Du Pont                   Common           263534109     5320   110289 SH       SOLE                   110289
Eastman Chemical               Common           277432100      226     4754 SH       SOLE                     4754
Eastman Kodak Co               Common           277461109     1173    25127 SH       SOLE                    25127
El Paso Corporation            Common           28336L109      336     6392 SH       SOLE                     6392
Elan Corp Plc ADR              Common           284131208      958    15700 SH       SOLE                    15700
Electronic Data Systems        Common           285661104      372     5950 SH       SOLE                     5950
Emerson Electric               Common           291011104     4651    76879 SH       SOLE                    76879
Enron Corp                     Common           293561106      327     6662 SH       SOLE                     6662
Equitable Resources            Common           294549100      286     8600 SH       SOLE                     8600
Ericsson (L.M.) Tel Cl B ADR   Common           294821400       61    11200 SH       SOLE                    11200
Exxon Mobil Corp               Common           30231G102    10108   115719 SH       SOLE                   115719
Fannie Mae                     Common           313586109      438     5150 SH       SOLE                     5150
Federal Mogul Corp             Common           313549107       29    17000 SH       SOLE                    17000
First Financial Holdings       Common           320239106      437    19000 SH       SOLE                    19000
First Union Corp               Common           337358105     2884    82534 SH       SOLE                    82534
FleetBoston Financial          Common           339030108     1208    30625 SH       SOLE                    30625
Ford Motor                     Common           345370860      396    16131 SH       SOLE                    16131
Fortune Brands                 Common           349631101      357     9300 SH       SOLE                     9300
General Electric               Common           369604103    15966   327510 SH       SOLE                   327510
General Mills                  Common           370334104      460    10500 SH       SOLE                    10500
General Motors                 Common           370442105     1943    30194 SH       SOLE                    30194
General Motors Cl H            Common           370442832      808    38714 SH       SOLE                    38714
Gillette Co                    Common           375766102      248     8550 SH       SOLE                     8550
GlaxoSmithKline PLC ADS        Common           37733W105     1651    29375 SH       SOLE                    29375
Global Crossing Ltd            Common           G3921A100      150    17357 SH       SOLE                    17357
Guidant Corp                   Common           401698105     1003    27860 SH       SOLE                    27860
Halliburton Co                 Common           406216101     2149    60360 SH       SOLE                    60360
Hershey Foods                  Common           427866108      216     3500 SH       SOLE                     3500
Hewlett Packard                Common           428236103     1593    55700 SH       SOLE                    55700


                                      3

Home Depot Inc                 Common           437076102      405     8696 SH       SOLE                     8696
Honeywell International        Common           438516106      307     8783 SH       SOLE                     8783
Household International        Common           441815107      417     6250 SH       SOLE                     6250
InfoSpace Inc                  Common           45678T102       42    10920 SH       SOLE                    10920
Intel Corp                     Common           458140100     1633    55830 SH       SOLE                    55830
International Business Machine Common           459200101    10131    89651 SH       SOLE                    89651
International Paper            Common           460146103     1314    36801 SH       SOLE                    36801
J.P. Morgan Chase & Co         Common           46625H100     3372    75605 SH       SOLE                    75605
Johnson & Johnson              Common           478160104    12833   256662 SH       SOLE                   256662
KB Home                        Common           48666K109      362    12000 SH       SOLE                    12000
Kimberly-Clark Corp            Common           494368103     1858    33242 SH       SOLE                    33242
Koninkijke Philips Elec Reg Sh Common           500472303     1115    42188 SH       SOLE                    42188
Liberty All-Star Equity Fd     Common           530158104      164    12549 SH       SOLE                    12549
Lilly Eli & Co                 Common           532457108     1254    16946 SH       SOLE                    16946
Lucent Technologies            Common           549463107      998   160706 SH       SOLE                   160706
MBIA Inc                       Common           55262C100     1052    18900 SH       SOLE                    18900
Marsh & McLennan               Common           571748102     1974    19540 SH       SOLE                    19540
McCormick & Co                 Common           579780206      250     5950 SH       SOLE                     5950
McDonald's Corp                Common           580135101      553    20450 SH       SOLE                    20450
McGraw-Hill Inc                Common           580645109      212     3200 SH       SOLE                     3200
Medtronic                      Common           585055106      659    14325 SH       SOLE                    14325
Mellon Financial               Common           58551A108     4339    96834 SH       SOLE                    96834
Merck & Co                     Common           589331107    11334   177346 SH       SOLE                   177346
Merrill Lynch                  Common           590188108      324     5474 SH       SOLE                     5474
Microsoft Corp                 Common           594918104     2956    40490 SH       SOLE                    40490
Minnesota Mining & Mfg         Common           604059105     6286    55096 SH       SOLE                    55096
Morgan Stanley Dean Witter Dis Common           617446448      869    13530 SH       SOLE                    13530
Motorola Inc                   Common           620076109     1936   116917 SH       SOLE                   116917
MuniHldgs Florida Insd         Common           62624W105      244    19000 SH       SOLE                    19000
MuniYield PA Fund              Common           62630V109      576    42000 SH       SOLE                    42000
National City Corp             Common           635405103      308    10000 SH       SOLE                    10000
Nextel Communications Cl A     Common           65332V103      200    11400 SH       SOLE                    11400
Norfolk Southern               Common           655844108      754    36336 SH       SOLE                    36336


                                      4

NuWave Technologies            Common           67065M102       10    10000 SH       SOLE                    10000
Nuveen Muni Advantage Fd       Common           67062H106      416    28800 SH       SOLE                    28800
Nuveen Pa Invt Qual Muni Fd    Common           670972108      555    36690 SH       SOLE                    36690
Nuveen Pa Premium Income Muni  Common           67061F101      635    45800 SH       SOLE                    45800
Oracle Corp                    Common           68389X105      383    20156 SH       SOLE                    20156
PNC Financial Services         Common           693475105     2202    33473 SH       SOLE                    33473
PPG Industries                 Common           693506107      326     6200 SH       SOLE                     6200
PPL Corporation                Common           69351T106     1026    18658 SH       SOLE                    18658
Pall Corp                      Common           696429307     2278    96807 SH       SOLE                    96807
Parkvale Financial             Common           701492100      255    10610 SH       SOLE                    10610
Penn Treaty American Corp      Common           707874103       69    21000 SH       SOLE                    21000
Pepsico Inc                    Common           713448108     4124    93314 SH       SOLE                    93314
Pfizer Inc.                    Common           717081103     1816    45349 SH       SOLE                    45349
Pharmacia Corp                 Common           71713U102     1030    22412 SH       SOLE                    22412
Philadelphia Suburban          Common           718009608      255    10000 SH       SOLE                    10000
Philip Morris Co               Common           718154107     3012    59348 SH       SOLE                    59348
Pitney Bowes                   Common           724479100      577    13700 SH       SOLE                    13700
Procter & Gamble               Common           742718109     5046    79086 SH       SOLE                    79086
Public Service Enterprise      Common           744573106      392     8011 SH       SOLE                     8011
Qwest Communications Intl      Common           749121109      814    25548 SH       SOLE                    25548
RadioShack Corp                Common           750438103      753    24700 SH       SOLE                    24700
Raytheon Company               Common           755111507      417    15725 SH       SOLE                    15725
Rohm & Haas                    Common           775371107      948    28827 SH       SOLE                    28827
Royal Dutch Petroleum          Common           780257804     3766    64625 SH       SOLE                    64625
S&P MidCap 400 Dep Rec         Common           595635103      263     2756 SH       SOLE                     2756
SBC Communications             Common           78387G103     2490    62152 SH       SOLE                    62152
Sara Lee Corp                  Common           803111103      278    14680 SH       SOLE                    14680
Schering-Plough Corp           Common           806605101      797    22000 SH       SOLE                    22000
Schlumberger Ltd               Common           806857108      463     8800 SH       SOLE                     8800
SouthTrust Corp                Common           844730101      237     9100 SH       SOLE                     9100
Sprint Corp                    Common           852061100      586    27422 SH       SOLE                    27422
Sprint Corp PCS Group          Common           852061506      268    11110 SH       SOLE                    11110


                                      5

State Street Corp              Common           857477103      521    10520 SH       SOLE                    10520
Sun Microsystems               Common           866810104     1799   114450 SH       SOLE                   114450
Suntrust Banks                 Common           867914103      777    12000 SH       SOLE                    12000
Sysco Corp                     Common           871829107      285    10500 SH       SOLE                    10500
Systems & Computer Tech        Common           871873105      124    13700 SH       SOLE                    13700
Tangram Enterprise Solutions   Common           875924102       45    39000 SH       SOLE                    39000
Teco Energy Inc                Common           872375100      305    10000 SH       SOLE                    10000
Texaco Inc.                    Common           881694103     1327    19910 SH       SOLE                    19910
Texas Instruments              Common           882508104     2336    73221 SH       SOLE                    73221
Transocean Sedco Forex         Common           G90078109      532    12890 SH       SOLE                    12890
Tyco International             Common           902124106     1601    29368 SH       SOLE                    29368
U.S. Restaurant Properties     Common           902971100      209    14000 SH       SOLE                    14000
USA Technologies               Common           90328S401       22    26903 SH       SOLE                    26903
Unilever NV                    Common           904784709      380     6371 SH       SOLE                     6371
Union Pacific                  Common           907818108      361     6570 SH       SOLE                     6570
UtiliCorp United               Common           918005109      657    21520 SH       SOLE                    21520
Van Kampen Pa Qual Muni Tr     Common           920924107      537    35000 SH       SOLE                    35000
Varian Medical Systems         Common           92220P105      644     9000 SH       SOLE                     9000
Verizon Communications         Common           92343V104     8529   159419 SH       SOLE                   159419
Viacom Inc Cl B                Common           925524308      363     7023 SH       SOLE                     7023
Vishay Intertechnology         Common           928298108      895    38910 SH       SOLE                    38910
Vulcan Materials Co            Common           929160109      587    10930 SH       SOLE                    10930
Wal-Mart Stores                Common           931142103      751    15395 SH       SOLE                    15395
Waters Corp                    Common           941848103      213     7700 SH       SOLE                     7700
Wells Fargo & Co               Common           949746101     3829    82475 SH       SOLE                    82475
Williams Communications Group  Common           969455104      100    33679 SH       SOLE                    33679
Williams Cos                   Common           969457100     1910    57953 SH       SOLE                    57953
Wilmington Trust Corp          Common           971807102      294     4700 SH       SOLE                     4700


                                      6